[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg. sm)]
American
Century

Balanced Fund

 This profile  summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

                [three photos of bubble blowing woman and child,
                        business men, woman at computer]

                                                                   JULY 26, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.




BALANCED FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Balanced seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, while the remainder is invested in bonds and other fixed-income securities.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    With the equity portion of the Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock). These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

    In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer model to build a portfolio of stocks from the ranking described earlier that they think will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

    The fixed-income portion of the fund's portfolio is invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency, with a minimum of 25% of the fund's assets in fixed-income senior securities. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. The remaining portion may be invested in securities rated in the fourth and fifth highest categories. Under normal market conditions the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

    Additional information about Balanced's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of Balanced's shares depends on the value of the stocks, bonds and other securities it owns. The value of the individual equity securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

    * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk is higher for Balanced than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other funds using different investment styles.

    * As with all funds, at any given time the value of your shares of Balanced may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


Balanced                                      American Century Investments


    * Although the fund managers invest the fund's assets primarily in U.S. stocks, Balanced can invest in securities of foreign companies and governments. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Balanced is intended for investors who want an investment that combines the potential for long-term capital growth with the income produced from a portfolio of intermediate-term fixed-income securities, and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Balanced's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[bar chart]
    Calendar Year-By-Year Returns (1)
         1998         16.29%
         1997         16.93%
         1996         12.61%
         1995         21.37%
         1994         -0.07%
         1993          7.24%
         1992         -6.06%
         1991         46.86%
         1990          1.82%
         1989         25.61%

        (1) As of June 30, 1999, the end of the most recent calendar quarter, Balanced's year-to-date return was 4.11%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
                              -------                 ------
    Balanced                  15.95% (4Q 1991)        -11.22% (3Q 1990)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The S&P 500 Index and the Lehman Aggregate Bond Index, unmanaged indices that reflect no operating costs, are blended as a benchmark for performance comparisons. The fund's benchmark was changed to the Lehman Aggregate Bond Index beginning November 1, 1998. The fund's advisor believes this index better represents the broad U.S. taxable bond market. The Lehman Aggregate Bond Index includes mortgage-backed securities, while the fund's previous index did not.

                              1 YEAR    5 YEARS   10 YEARS     LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED JUNE 30, 1999)
     ---------------------------------------------------------
        Balanced               6.05%    14.83%     12.76%        12.77%
        S&P 500               22.75%    27.81%     18.73%        19.00%
        Lehman Intermediate
          Government/
          Corporate Index      4.19%     7.04%      7.64%         7.84%(4)
        Blended Index(2)      15.34%    19.54%     14.32%        14.69%(4)
        Lehman Aggregate
          Bond Index           3.15%     7.83%      8.15%         8.41%(4)
        Blended Index(3)      14.92%    19.85%     14.53%        14.91%(4)

        (1) The inception date for Balanced is October 20, 1988.

        (2) The Blended Index is a combination of two widely known indices in proportion to the approximate asset mix of the fund. Accordingly, 60% of the Blended Index consists of the performance of the S&P 500 Index, which represents the equity portion of the fund, and 40% of the Blended Index consists of the Lehman Intermediate Government/Corporate Index, which represents the fixed-income portion.

        (3) The Blended Index is a combination of two widely known indices in proportion to the approximate asset mix of the fund. Accordingly, 60% of the Blended Index consists of the performance of the S&P 500 Index, which represents the equity portion of the fund, and 40% of the Blended Index consists of the Lehman Aggregate Bond Index, which represents the fixed-income portion.

        (4) Benchmark from October 31, 1988.


Balanced                                                       Fund Profile


4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     ---------------------------------------------
        Management Fee                               1.00%
        Distribution and Service (12b-1) Fees        None
        Other Expenses(1)                            0.00%
        Total Annual Fund Operating Expenses         1.00%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

               1 year       3 years     5 years       10 years
               $102          $318        $551          $1,219

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Balanced team:

    JOHN SCHNIEDWIND, Senior Vice President and Group Leader--Quantitative Equity, has been a member of the team that manages Balanced since November 1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has a bachelor of science from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial Analyst.

    JEFFREY R. TYLER, Senior Vice President and Portfolio Manager, has been a member of the team that manages Balanced since November 1998. He has been with American Century as a portfolio manager since January 1988. He has a bachelor's degree in business economics from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

    JEFFREY L. HOUSTON, Vice President and Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

    JOHN F. WALSH, Portfolio Manager, has been a member of the team that manages Balanced since January 1999. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and Analyst at First Interstate Bank, Los Angeles, California, from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount and an MBA in finance from Creighton University.


Balanced                                          American Century Investments


6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return the enclosed application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Balanced for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Balanced pays  distributions of substantially  all of its income  quarterly.
    Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information  contained in the services  guide pertains to  shareholders  who
    invest   directly   with   American   Century   rather   than   through   an
    employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.


Balanced                                                       Fund Profile

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16960   9907                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg. sm)]
American
Century

Bond Fund

 This profile  summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

                [three photos of bubble blowing woman and child,
                        business men, woman at computer]

                                                                   JULY 26, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.




BOND FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Bond seeks a high level of income from investments in corporate bonds and other debt obligations.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund buys quality, intermediate- and longer-term corporate bonds and other debt securities. Corporate bonds generally are issued by companies to finance existing operations or to expand their business. Under normal market conditions, the fund managers will invest most of the fund's assets in investment-grade securities. The remainder will be invested in short-term money market instruments.

    The fund managers actively manage the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be shortened to protect its net asset value from the effects of falling bond prices. If interest rates are expected to fall, the weighted average maturity will be increased to take advantage of potentially increasing bond prices.

    Although there is no weighted average maturity requirement for this fund, it will primarily invest in intermediate- and long-term bonds. It is anticipated that under normal market conditions, the weighted average maturity will be between eight and 20 years.

    Additional information about Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk is higher for Bond than for funds that have shorter weighted average maturities, such as money market and short-term and intermediate-term bond funds.

    * The fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., Baa or BBB). Although these securities are considered investment grade, the issuers are more likely to have problems making interest and principal payments than issuers of higher-rated securities.

    * As with all funds, at any given time the value of your shares of Bond may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Bond is intended for investors who seek higher income than is generally provided by money market or short- and intermediate-term securities and who can accept the greater price volatility associated with longer-term bonds.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Bond's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[bar chart]
    Calendar Year-By-Year Returns (1)
         1998         6.56%
         1997         8.75%
         1996         2.43%
         1995        20.28%
         1994        -4.49%
         1993        10.15%
         1992         5.60%
         1991        17.50%
         1990         6.04%
         1989        13.97%

        (1) As of June 30, 1999, the end of the most recent calendar quarter, Bond's year-to-date return was -2.36%.


Bond                                          American Century Investments


    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
                              -------                 ------
    Bond                      9.11% (2Q 1989)         -3.58% (1Q 1990)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Lehman Aggregate Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                          1 YEAR     5 YEARS     10 YEARS     LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED JUNE 30, 1999)
     ---------------------------------------------------------
       Bond               0.20%       6.95%       7.22%           7.11%
       Lehman Aggregate
         Bond Index       3.15%       7.83%       8.15%           8.04%(2)

        (1) The inception date for the fund is March 2, 1987.

        (2) Benchmark from February 28, 1987.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     ---------------------------------------------
         Management Fee                              0.80%
         Distribution and Service (12b-1) Fees       None
         Other Expenses(1)                           0.00%
         Total Annual Fund Operating Expenses        0.80%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

               1 year       3 years     5 years       10 years
                $82          $255        $443           $987

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Bond team:

    NORMAN E. HOOPS, Senior Vice President and Portfolio Manager, has been a member of the team that manages Bond since November 1989. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts from Indiana University and an MBA from Butler University.

    JEFFREY L. HOUSTON, Vice President and Portfolio Manager, has been a member of the team that manages Bond since June 1995. He joined American Century as an Investment Analyst in 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.


Bond                                                              Fund Profile


6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return the enclosed application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Bond for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Bond pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are AMERICAN CENTURY INVESTMENTS P.O. BOX 419200taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information  contained in the services  guide pertains to  shareholders  who
    invest   directly   with   American   Century   rather   than   through   an
    employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16971   9907                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg. sm)]
American
Century

Limited-Term Bond Fund

 This profile  summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

                [three photos of bubble blowing woman and child,
                        business men, woman at computer]

                                                                   JULY 26, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.




LIMITED-TERM BOND FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Limited-Term Bond seeks income from investments in corporate bonds and other debt obligations.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund buys quality, short-term corporate bonds and other debt securities. Corporate bonds generally are issued by companies to finance existing operations or to expand their business. Under normal market conditions, the fund managers will invest most of the fund's assets in investment-grade securities. The remainder will be invested in short-term money market instruments.

    The fund managers actively manage the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be shortened to protect its net asset value from the effects of falling bond prices. If interest rates are expected to fall, the weighted average maturity will be increased to take advantage of potentially increasing bond prices.

    The weighted average maturity of the fund is expected to be five years or less.

    Additional information about Limited-Term Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Limited-Term Bond than for funds that have shorter weighted average maturities, such as money market funds.

    * The fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., Baa or BBB). Although these securities are considered investment grade, the issuers are more likely to have problems making interest and principal payments than issuers of higher-rated securities.

    * As with all funds, at any given time the value of your shares of Limited-Term Bond may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Limited-Term Bond is intended for investors who seek a competitive level of income with limited price volatility.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Limited-Term Bond's Investor Class shares for each calendar year since the fund's inception on March 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[bar chart]
    Calendar Year-By-Year Returns (1)
         1998         6.30%
         1997         6.41%
         1996         4.42%
         1995        10.94%

        (1) As of June 30, 1999, the end of the most recent calendar quarter, Limited-Term Bond's year-to-date return was 1.13%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
                              -------                 ------
    Limited-Term Bond         3.20% (2Q 1995)         0.20% (1Q 1996)


Limited-Term Bond                             American Century Investments


    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Merrill Lynch 1- to 5-Year Government/Corporate Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                        1 YEAR      5 YEARS    LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED JUNE 30, 1999)
     ---------------------------------------------------------
        Limited-Term Bond               4.52%        5.95%         5.38%
        Merrill Lynch 1- to 5-Year
           Government/Corporate Index   4.97%        6.70%         6.04%

        (1) The inception date for Limited-Term Bond is March 1, 1994.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     ---------------------------------------------
         Management Fee                              0.70%
         Distribution and Service (12b-1) Fees       None
         Other Expenses(1)                           0.00%
         Total Annual Fund Operating Expenses        0.70%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

               1 year       3 years     5 years       10 years
                $71          $224        $389           $868

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Limited-Term Bond fund:

    JEFFREY L. HOUSTON, Vice President and Portfolio Manager, has been a member of the team that manages Limited-Term Bond since June 1995. He joined American Century as an Investment Analyst in 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

    JOHN F. WALSH, Portfolio Manager, has been a member of the team that manages Limited-Term Bond since January 1999. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and Analyst at First Interstate Bank, Los
    Angeles from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount and an MBA in finance from Creighton University.


Limited-Term Bond                                              Fund Profile


6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return the enclosed application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Limited-Term Bond for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Limited-Term Bond pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information  contained in the services  guide pertains to  shareholders  who
    invest   directly   with   American   Century   rather   than   through   an
    employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16969   9907                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg. sm)]
American
Century

Intermediate-Term Bond Fund

 This profile  summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

                [three photos of bubble blowing woman and child,
                        business men, woman at computer]

                                                                   JULY 26, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.




INTERMEDIATE-TERM BOND FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Intermediate-Term Bond seeks a competitive level of income from investments in corporate bonds and other debt obligations.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy quality, short- to intermediate-term corporate bonds and other debt securities. Corporate bonds generally are issued by companies to finance existing operations or to expand their business. Under normal market conditions, the fund managers will invest most of the fund's assets in investment-grade securities. The remainder will be invested in short-term money market instruments.

    The fund managers actively manage the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be shortened to protect its net asset value from the effects of falling bond prices. If interest rates are expected to fall, the weighted average maturity will be increased to take advantage of potentially increasing bond prices.

    The weighted average maturity of the fund is expected to be three to 10 years.

    Additional information about Intermediate-Term Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Intermediate-Term Bond than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    * The fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., Baa or BBB). Although these securities are considered investment grade, the issuers are more likely to have problems making interest and principal payments than issuers of higher-rated securities.

    * As with all funds, at any given time the value of your shares of Intermediate-Term Bond may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Intermediate-Term Bond is intended for investors who seek a higher level of current income than is generally available from shorter-term corporate and government securities and who are willing to accept a greater degree of price fluctuation.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Intermediate-Term Bond's Investor Class shares for each calendar year since the fund's inception on March 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[bar chart]
    Calendar Year-By-Year Returns (1)
         1998          7.46%
         1997          8.20%
         1996          3.26%
         1995         15.12%

        (1) As of June 30, 1999, the end of the most recent calendar quarter, Intermediate-Term Bond's year-to-date return was -1.26%.


Intermediate-Term Bond                        American Century Investments


    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
                              -------                 ------
    Intermediate-Term Bond    4.77% (2Q 1995)         -1.38% (1Q 1996)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Lehman Intermediate Government/Corporate Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                      1 YEAR        5 YEARS     LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED JUNE 30, 1999)
     ---------------------------------------------------------
        Intermediate-Term Bond         2.65%         6.59%          5.76%
        Lehman Intermediate
          Government/Corporate Index   4.19%         7.04%          6.14%

        (1) The inception date for Intermediate-Term Bond is March 1, 1994.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     ---------------------------------------------
         Management Fee                              0.75%
         Distribution and Service (12b-1) Fees       None
         Other Expenses(1)                           0.00%
         Total Annual Fund Operating Expenses        0.75%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

               1 year       3 years     5 years       10 years
                $76          $239        $416           $928

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Intermediate-Term Bond:

    JEFFREY L. HOUSTON, Vice President and Portfolio Manager, has been a member of the team that manages Intermediate-Term Bond since June 1995. He joined American Century as an Investment Analyst in 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return the enclosed application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.


Intermediate-Term Bond                                         Fund Profile


7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Intermediate-Term Bond for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Intermediate-Term Bond pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information  contained in the services  guide pertains to  shareholders  who
    invest   directly   with   American   Century   rather   than   through   an
    employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16970   9907                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg. sm)]
American
Century

High-Yield Fund

 This profile  summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

                [three photos of bubble blowing woman and child,
                        business men, woman at computer]

                                                                   JULY 26, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.




HIGH-YIELD FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    High-Yield seeks high current income by investing in a diversified portfolio of high-yielding corporate bonds, debentures and notes. As a secondary objective, the fund seeks capital appreciation, but only when consistent with the primary objective of maximizing current income.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers invest the fund's assets primarily in lower-rated debt securities, which are subject to greater credit risk and consequently pay higher yields. Securities of this type are subject to substantial risks including price volatility, liquidity risk and default risk. You should carefully assess the risks associated with an investment in the fund.

    Under normal market conditions, the fund managers will maintain at least 80% of the fund's total assets in high-yielding corporate bonds and other debt instruments (including convertible and preferred securities). The remaining assets may be invested in common stocks or other equity-related securities. The fund managers buy securities that are below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or have questionable credit.

    Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to 20% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments.

                        AUTHORIZED CREDIT QUALITY RANGES
  A-1            A-2      A-3
  P-1            P-2      P-3
MIG-1          MIG-2    MIG-3
 SP-1           SP-2     SP-3
  AAA     AA       A      BBB      BB     B     CCC     CC     C     D
                     ------------------------------- [black bar]
----------------------------------------------------------------------[gray bar]

    [gray bar] Denotes authorized quality

    [black bar] Denotes expected quality range of at least 80% of total assets of the fund


    Additional information about High-Yield's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of High-Yield's shares depends on the value of the securities it owns and the income they produce. When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for High-Yield than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    * Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may be more likely to cause an issuer of lower-quality bonds to default on its principal and interest obligations.

    * The market for lower-quality securities is generally less liquid than the market for higher-quality securities.

    * Adverse  publicity  and investor  perceptions,  as well as new or proposed
    laws,   also  may  have  a  greater   negative  impact  on  the  market  for
    lower-quality securities.

    * High-Yield can invest up to 40% of its assets in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

    * As with all funds, at any given time the value of your shares of High-Yield may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


High-Yield                                       American Century Investments


    In summary, High-Yield is intended for investors who seek current income by investing in a diversified portfolio of high-yielding corporate bonds, debentures and notes and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of High-Yield's Investor Class shares for each calendar year since the fund's inception on September 30, 1997. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[bar chart]
    Calendar Year-By-Year Returns (1)
         1998       -1.25%

        (1) As of June 30, 1999, the end of the most recent calendar quarter, High-Yield's year-to-date return was 3.98%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
                              -------                 ------
    High-Yield                4.86% (1Q 1998)         -7.18% (3Q 1998)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The DLJ High Yield Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                      1 YEAR              LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED JUNE 30, 1999)
     ---------------------------------------------------------
        High-Yield                    -2.54%                 2.57%
        DLJ High Yield Index          -0.43%                 3.11%

        (1) The inception date for High-Yield is September 30, 1997.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     ---------------------------------------------
           Management Fee                                  0.90%
           Distribution and Service (12b-1) Fees           None
           Other Expenses(1)                               0.00%
           Total Annual Fund Operating Expenses            0.90%

        (1 )Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

                1 year       3 years     5 years       10 years
                 $92          $286        $497          $1,104

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts acting together to manage its mutual funds. Identified below are the portfolio managers for the High-Yield team:


High-Yield                                                      Fund Profile


    NORMAN E. HOOPS, Senior Vice President and Portfolio Manager, has been a member of the team that manages High-Yield since its inception. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts from Indiana University and an MBA from Butler University.

    THERESA C. FENNELL, Vice President and Portfolio Manager, has been a member of the team that manages High-Yield since its inception. She joined American Century in June 1997. Prior to joining American Century, she was an Assistant Portfolio Manager with Smith Barney Mutual Funds Management, Inc. She has a bachelor's degree in economics from the University of Virginia.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return the enclosed application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in High-Yield for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    High-Yield pays distributions of substantially all of its income monthly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information  contained in the services  guide pertains to  shareholders  who
    invest   directly   with   American   Century   rather   than   through   an
    employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16968   9907                                     Funds Distributor, Inc.